Financial Statements Schedule I - Statements Of Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
Operating costs and expenses:
Selling and marketing expenses	$ 16,503	102,814	94,754	70,786	$ 25	157	157	157
General and administrative expenses	34,893	217,388	160,062	119,989	3,996	24,902	16,447	13,485
Total operating costs and expenses	482,302	3,004,794	2,142,451	1,482,187	4,021	25,059	16,604	13,642
Income from operations	35,270	219,733	107,146	256,306	(4,021)	(25,059)	(16,604)	(13,642)
Interest income	2,336	14,554	18,111	15,945	21	131	452	813
Foreign exchange gain (loss)	(321)	(2,000)	15,930	6,923	(24)	(141)	1,086	(547)
Other income	354	2,208	2,649	2,564	354	2,208	2,649	3,028
Income in investment in subsidiaries					31,741	197,748	127,249	226,099
Net income attributable to ordinary share holders	28,071	174,887	114,832	215,751	28,071	174,887	114,832	215,751
Other comprehensive income
Foreign currency translation adjustments	122	758	(16,463)	(10,173)	122	758	(16,463)	(10,173)
Comprehensive income	$ 28,193	175,645	98,369	205,578	$ 28,193	175,645	98,369	205,578